Provisions - Summary of Changes in Provisions (Detail) $ in Millions	12 Months Ended
Jan. 31, 2025 CAD ($)
Disclosure of Provisions [line items]
Balance as at January 31, 2024	$ 915.2
Expensed during the period	1,434.9
Paid during the period	(1,395.3)
Reversed during the period	(21.1)
Effect of foreign currency exchange rate changes	49.6
Unwinding of discount and effect of changes in discounting estimates	3.7
Liabilities associated with assets held for sale	(51.0)
Balance as at January 31, 2025	936.0
Product related provisions [member]
Disclosure of Provisions [line items]
Balance as at January 31, 2024	863.9
Expensed during the period	1,301.7
Paid during the period	(1,297.6)
Reversed during the period	(2.6)
Effect of foreign currency exchange rate changes	47.7
Unwinding of discount and effect of changes in discounting estimates	3.7
Liabilities associated with assets held for sale	(40.7)
Balance as at January 31, 2025	876.1
Restructuring provision [member]
Disclosure of Provisions [line items]
Balance as at January 31, 2024	4.4
Expensed during the period	84.3
Paid during the period	(68.5)
Reversed during the period	(0.4)
Effect of foreign currency exchange rate changes	0.3
Unwinding of discount and effect of changes in discounting estimates	0.0
Liabilities associated with assets held for sale	0.0
Balance as at January 31, 2025	20.1
Other Provision [member]
Disclosure of Provisions [line items]
Balance as at January 31, 2024	46.9
Expensed during the period	48.9
Paid during the period	(29.2)
Reversed during the period	(18.1)
Effect of foreign currency exchange rate changes	1.6
Unwinding of discount and effect of changes in discounting estimates	0.0
Liabilities associated with assets held for sale	(10.3)
Balance as at January 31, 2025	$ 39.8